CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury stock shares	92,500	92,500	92,500
Common
Common stock, no par value		¥ 0	¥ 0
Common stock, shares authorized		9,999,999	9,999,999
Common stock, shares issued		4,915,000	4,115,000
Common stock, shares outstanding		4,822,500	4,022,500
Class A Common
Common stock, no par value	¥ 0	¥ 0	¥ 0
Common stock, shares authorized	1	1	1
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1